Document and Entity Information	Sep. 25, 2026
Cover [Abstract]
Entity Registrant Name	Churchill Downs Inc
Amendment Flag	false
Entity Central Index Key	0000020212
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Incorporation State Country Code	KY
Entity File Number	001-33998
Entity Tax Identification Number	61-0156015
Entity Address, Address Line One	600 North Hurstbourne Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40222
City Area Code	502
Local Phone Number	636-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	CHDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false